Note 10 - Income Taxes (Details) - Reconciliation of the Statutory Federal Tax Rate (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the Statutory Federal Tax Rate [Abstract]
Statutory tax rate	$ (1,036,000)	$ (1,001,000)
Statutory tax rate	34.00%	34.00%
States taxes, net of federal benefit	(183,000)	(177,000)
States taxes, net of federal benefit	6.00%	6.00%
Nondeductible income/expenses	(313,000)	54,000
Nondeductible income/expenses	10.30%	(1.90%)
Other, net	5,000	(23,000)
Other, net	(0.20%)	0.80%
Increase in valuation allowance	$ 1,527,000	$ 1,147,000
Increase in valuation allowance	(50.10%)	(38.90%)